Net Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Consolidated net loss	$ (133,412)	$ (63,778)	$ (60,093)	$ (40,790)	$ (53,453)	$ (52,771)	$ (257,283)	$ (147,014)	$ (231,133)	$ (135,457)
Net loss attributable to common shareholders, basic	(140,362)			(46,144)			(292,906)	(162,883)	(265,810)	(156,271)
Net loss available to common stockholders, diluted	$ (140,362)			$ (46,144)			$ (292,906)	$ (162,883)	$ (265,810)	$ (156,271)
Denominator:
Weighted average common shares outstanding - basic	93,849			12,924			40,389	12,728	12,819	11,977
Weighted average common shares outstanding - diluted	93,849			12,924			40,389	12,728	12,819	11,977
Net loss per share attributable to common stockholders - basic	$ (1.5)			$ (3.57)			$ (7.25)	$ (12.8)	$ (20.74)	$ (13.05)
Net loss per share attributable to common stockholders - diluted	$ (1.5)			$ (3.57)			$ (7.25)	$ (12.8)	$ (20.74)	$ (13.05)
Series C Preferred Stock
Numerator:
Less: Accretion of dividends	$ 2,298			$ 5,354			$ 13,240	$ 15,869	$ (21,224)	$ (20,814)
Series D-1 Preferred Stock
Numerator:
Less: Accretion of dividends	4,524			0			21,989	0	$ (13,453)	$ 0
Series D-3 Preferred Stock
Numerator:
Less: Accretion of dividends	$ 128			$ 0			$ 394	$ 0